Calvert
Ultra-Short Duration Income Fund
June 30, 2021
Schedule of Investments (Unaudited)

Asset-Backed Securities — 18.1%

Security	Principal Amount (000's omitted)	Value
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88%, 8/15/25(1)	$5,890	$ 5,900,413
Amur Equipment Finance Receivables IX, LLC, Series 2021-1A, Class A2, 0.75%, 11/20/26(1)	4,355	4,358,706
Avant Loans Funding Trust:
Series 2019-B, Class B, 3.15%, 10/15/26(1)	4,943	4,970,163
Series 2019-B, Class C, 4.54%, 10/15/26(1)	2,500	2,543,819
Chesapeake Funding II, LLC:
Series 2018-2A, Class A1, 3.23%, 8/15/30(1)	4,432	4,467,616
Series 2020-1A, Class A2, 0.723%, (1 mo. USD LIBOR + 0.65%), 8/16/32(1)(2)	937	942,282
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	7,584	7,588,948
Conn's Receivables Funding, LLC:
Series 2019-B, Class B, 3.62%, 6/17/24(1)	788	791,556
Series 2020-A, Class A, 1.71%, 6/16/25(1)	1,030	1,031,128
Series 2020-A, Class B, 4.27%, 6/16/25(1)	2,256	2,274,643
Series 2020-A, Class C, 4.20%, 6/16/25(1)	3,332	3,347,173
Consumer Loan Underlying Bond Credit Trust:
Series 2019-P1, Class A, 2.94%, 7/15/26(1)	159	159,102
Series 2019-P2, Class A, 2.47%, 10/15/26(1)	895	896,707
Series 2020-P1, Class A, 2.26%, 3/15/28(1)	941	944,766
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24(1)	2,000	2,002,569
DB Master Finance, LLC, Series 2017-1A, Class A2I, 3.629%, 11/20/47(1)	10,643	10,821,745
Dell Equipment Finance Trust, Series 2020-2, Class A2, 0.47%, 10/24/22(1)	1,192	1,193,510
Donlen Fleet Lease Funding 2, LLC, Series 2021-2, Class A1, 0.407%, (1 mo. USD LIBOR + 0.33%), 12/11/34(1)(2)	4,000	4,004,916
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	4,224	4,295,924
Ford Credit Auto Lease Trust:
Series 2020-B, Class A2A, 0.50%, 12/15/22	1,220	1,221,445
Series 2020-B, Class A2B, 0.333%, (1 mo. USD LIBOR + 0.26%), 12/15/22(2)	1,747	1,747,545
Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.74%, 2/25/39(1)	1,228	1,275,655
Marlette Funding Trust:
Series 2018-2A, Class C, 4.37%, 7/17/28(1)	4,167	4,180,621
Series 2019-2A, Class A, 3.13%, 7/16/29(1)	455	456,291
Series 2020-2A, Class A, 1.02%, 9/16/30(1)	611	611,416
Series 2020-2A, Class B, 1.83%, 9/16/30(1)	873	879,139
Series 2021-1A, Class A, 0.60%, 6/16/31(1)	1,326	1,327,506
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	347	354,179
OneMain Financial Issuance Trust:
Series 2015-3A, Class A, 3.63%, 11/20/28(1)	271	271,532
Security	Principal Amount (000's omitted)	Value
OneMain Financial Issuance Trust: (continued)
Series 2015-3A, Class B, 4.16%, 11/20/28(1)	$1,310	$ 1,311,358
Series 2018-1A, Class A, 3.30%, 3/14/29(1)	7,729	7,755,670
Series 2019-1A, Class A, 3.48%, 2/14/31(1)	551	552,148
Oportun Funding, LLC, Series 2020-1, Class B, 3.45%, 5/15/24(1)	3,000	3,064,316
Oscar US Funding XII, LLC, Series 2021-1A, Class A2, 0.40%, 3/11/24(1)	2,600	2,605,400
Pagaya AI Debt Selection Trust:
Series 2021-1, Class A, 1.18%, 11/15/27(1)	6,919	6,936,185
Series 2021-2, 3.00%, 1/25/29(1)	4,125	4,159,312
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	3,505	3,507,514
Prosper Marketplace Issuance Trust, Series 2019-4A, Class A, 2.48%, 2/17/26(1)	291	291,081
Purchasing Power Funding, LLC, Series 2021-A, Class A, 1.57%, 10/15/25(1)	5,740	5,743,436
Small Business Lending Trust:
Series 2019-A, Class A, 2.85%, 7/15/26(1)	539	538,648
Series 2020-A, Class A, 2.62%, 12/15/26(1)	1,160	1,163,664
SoFi Consumer Loan Program, LLC, Series 2017-5, Class A2, 2.78%, 9/25/26(1)	940	942,012
SoFi Professional Loan Program, LLC, Series 2016-B, Class A1, 1.292%, (1 mo. USD LIBOR + 1.20%), 6/25/33(1)(2)	91	91,792
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	4,050	4,096,889
Springleaf Funding Trust:
Series 2015-BA, Class A, 3.48%, 5/15/28(1)	602	603,128
Series 2017-AA, Class A, 2.68%, 7/15/30(1)	3,198	3,205,616
Series 2017-AA, Class C, 3.86%, 7/15/30(1)	3,500	3,509,063
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	26	27,947
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	1,525	1,534,133
Taco Bell Funding, LLC, Series 2018-1A, Class A2I, 4.318%, 11/25/48(1)	8,775	8,830,230
Tesla Auto Lease Trust:
Series 2018-B, Class A, 3.71%, 8/20/21(1)	22	21,837
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	4,605	4,625,147
Series 2020-A, Class A2, 0.55%, 5/22/23(1)	1,332	1,333,904
Theorem Funding Trust, Series 2020-1A, Class A, 2.48%, 10/15/26(1)	3,361	3,383,228
Toyota Auto Receivables Owner Trust, Series 2020-C, Class A2, 0.36%, 2/15/23	1,383	1,383,905
Vantage Data Centers Issuer, LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	4,955	4,936,347
Verizon Owner Trust:
Series 2018-1A, Class B, 3.05%, 9/20/22(1)	258	258,248
Series 2019-A, Class A1B, 0.423%, (1 mo. USD LIBOR + 0.33%), 9/20/23(2)	611	611,733

Calvert
Ultra-Short Duration Income Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Verizon Owner Trust: (continued)
Series 2020-2A, Class A1B, 0.363%, (1 mo. USD LIBOR + 0.27%), 7/22/24(2)	$13,500	$ 13,532,214
Series 2020-B, Class A, 0.47%, 2/20/25	5,515	5,531,205
Total Asset-Backed Securities (identified cost $170,845,223)		$170,948,325

Collateralized Mortgage Obligations — 6.2%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2020-2A, Class M1A, 2.392%, (1 mo. USD LIBOR + 2.30%), 8/26/30(1)(2)	$246	$ 246,869
Series 2020-3A, Class M1A, 2.092%, (1 mo. USD LIBOR + 2.00%), 10/25/30(1)(2)	3,900	3,943,521
Series 2021-1A, Class M1A, 1.80%, (SOFR + 1.75%), 3/25/31(1)(2)	3,420	3,469,268
Series 2021-2A, Class M1A, 1.25%, (SOFR + 1.20%), 6/25/31(1)(2)	2,696	2,705,652
Eagle Re, Ltd., Series 2021-1, Class M1A, 1.75%, (SOFR + 1.70%), 10/25/33(1)(2)	3,000	3,021,517
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 2.592%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	1,939	1,982,869
Series 2018-DNA1, Class M2, 1.892%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	3,697	3,724,383
Series 2018-DNA1, Class M2AT, 1.142%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	3,969	3,958,377
Series 2018-HQA2, Class M1, 0.842%, (1 mo. USD LIBOR + 0.75%), 10/25/48(1)(2)	571	571,796
Series 2019-DNA3, Class M2, 2.142%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	856	865,434
Series 2019-DNA4, Class M2, 2.042%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	1,250	1,259,031
Series 2020-DNA2, Class M1, 0.842%, (1 mo. USD LIBOR + 0.75%), 2/25/50(1)(2)	836	837,520
Series 2020-DNA5, Class M1, 1.35%, (SOFR + 1.30%), 10/25/50(1)(2)	362	362,890
Series 2020-DNA6, Class M1, 0.95%, (SOFR + 0.90%), 12/25/50(1)(2)	1,418	1,421,061
Series 2021-DNA3, Class M1, 0.80%, (SOFR + 0.75%), 10/25/33(1)(2)	1,630	1,634,243
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 2.692%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	2,250	2,266,605
Series 2014-C03, Class 1M2, 3.092%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	1,628	1,642,029
Series 2014-C04, Class 1M2, 4.992%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	7,299	7,568,367
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2019-R02, Class 1M2, 2.392%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	$1,327	$ 1,338,920
Home RE, Ltd., Series 2021-1, Class M1A, 1.142%, (1 mo. USD LIBOR + 1.05%), 7/25/33(1)(2)	6,800	6,825,911
RESIMAC Bastille Trust, Series 2018-1NCA, Class A1, 0.932%, (1 mo. USD LIBOR + 0.85%), 12/5/59(1)(2)	1,181	1,182,821
RESIMAC Premier Trust, Series 2020-1A, Class A1A, 1.132%, (1 mo. USD LIBOR + 1.05%), 2/7/52(1)(2)	2,472	2,491,214
Toorak Mortgage Corp., Ltd., Series 2018-1, Class A1, 4.336%, 8/25/21(1)	5,111	5,139,444
Total Collateralized Mortgage Obligations (identified cost $58,642,952)		$ 58,459,742

Commercial Mortgage-Backed Securities — 4.2%

Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust, Series 2019-XL, Class A, 0.993%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	$4,134	$ 4,143,547
Extended Stay America Trust:
Series 2021-ESH, Class A, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(3)	5,507	5,536,246
Series 2021-ESH, Class B, (1 mo. USD LIBOR + 1.38%), 7/15/38(1)(3)	1,503	1,511,921
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.773%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)(4)	8,950	8,956,796
Series 2017-CLS, Class B, 0.923%, (1 mo. USD LIBOR + 0.85%), 11/15/34(1)(2)(4)	11,690	11,699,346
Series 2019-BPR, Class A, 1.473%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)(4)	6,308	6,171,801
RETL Trust, Series 2019-RVP, Class C, 2.173%, (1 mo. USD LIBOR + 2.10%), 3/15/36(1)(2)	1,454	1,453,555
Total Commercial Mortgage-Backed Securities (identified cost $39,539,385)		$39,473,212

Corporate Bonds — 53.0%

Security	Principal Amount (000's omitted)	Value
Communications — 3.7%
AT&T, Inc., 0.69%, (SOFR + 0.64%), 3/25/24(2)	$6,471	$ 6,486,611
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	3,010	3,160,952
Nokia Oyj, 3.375%, 6/12/22	3,595	3,672,185
Sprint Corp., 7.25%, 9/15/21	5,300	5,389,384

Calvert
Ultra-Short Duration Income Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Communications (continued)
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC, 3.36%, 9/20/21(1)	$63	$ 62,884
T-Mobile USA, Inc.:
2.25%, 2/15/26(5)	1,084	1,093,485
2.25%, 2/15/26(1)	1,192	1,202,430
Verizon Communications, Inc.:
0.55%, (SOFR + 0.50%), 3/22/24(2)	5,000	5,040,725
1.118%, (3 mo. USD LIBOR + 1.00%), 3/16/22(2)	8,411	8,469,204
		$ 34,577,860
Consumer, Cyclical — 7.5%
7-Eleven, Inc.:
0.612%, (3 mo. USD LIBOR + 0.45%), 8/10/22(1)(2)	$3,000	$3,001,396
0.625%, 2/10/23(1)	1,280	1,280,859
American Honda Finance Corp.:
0.468%, (3 mo. USD LIBOR + 0.28%), 1/12/24(2)	5,000	5,005,837
0.65%, 9/8/23	4,200	4,220,310
BMW US Capital, LLC, 0.58%, (SOFR + 0.53%), 4/1/24(1)(2)	7,000	7,062,822
Delta Air Lines, Inc., 3.625%, 3/15/22	8,500	8,621,272
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.50%, 10/20/25(1)	4,213	4,529,366
Ford Motor Credit Co., LLC:
1.068%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	3,140	3,136,152
1.256%, (3 mo. USD LIBOR + 1.08%), 8/3/22(2)	2,000	1,992,886
3.339%, (3 mo. USD LIBOR + 3.14%), 1/7/22(2)	2,000	2,019,565
3.339%, 3/28/22	5,000	5,087,950
5.875%, 8/2/21	3,000	3,019,050
Hyundai Capital America, 1.137%, (3 mo. USD LIBOR + 0.94%), 7/8/21(1)(2)	2,970	2,970,364
Nordstrom, Inc.:
2.30%, 4/8/24(1)	1,572	1,577,175
4.00%, 10/15/21	2,485	2,486,129
Toll Brothers Finance Corp., 5.875%, 2/15/22	1,400	1,432,410
Toyota Motor Credit Corp.:
0.304%, (3 mo. USD LIBOR + 0.15%), 2/14/22(2)	8,150	8,157,628
0.45%, 7/22/22	5,500	5,516,686
		$71,117,857
Consumer, Non-cyclical — 4.0%
Ashtead Capital, Inc., 5.25%, 8/1/26(1)	$3,516	$3,672,163
Becton Dickinson and Co., 1.161%, (3 mo. USD LIBOR + 1.03%), 6/6/22(2)	390	393,433
Centene Corp., 5.375%, 6/1/26(1)	12,000	12,555,000
Coca-Cola Europacific Partners PLC, 0.50%, 5/5/23(1)	6,167	6,157,340
GlaxoSmithKline Capital PLC, 0.534%, 10/1/23	1,594	1,600,120
Kraft Heinz Foods Co., 3.875%, 5/15/27	2,700	2,968,671
Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical (continued)
Royalty Pharma PLC:
0.75%, 9/2/23(1)	$8,250	$ 8,278,190
1.20%, 9/2/25(1)	1,650	1,636,422
		$ 37,261,339
Energy — 0.8%
NuStar Logistics, L.P.:
4.75%, 2/1/22	$1,800	$ 1,823,373
5.75%, 10/1/25	1,660	1,810,263
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	3,800	3,905,051
		$7,538,687
Financial — 26.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.50%, 5/26/22	$1,300	$1,331,403
3.95%, 2/1/22	11,470	11,664,680
4.50%, 9/15/23	962	1,031,897
4.625%, 7/1/22	1,000	1,040,110
Air Lease Corp., 3.50%, 1/15/22	3,638	3,698,536
Banco Santander S.A., 1.24%, (3 mo. USD LIBOR + 1.09%), 2/23/23(2)(5)	3,330	3,371,260
Bank of America Corp.:
0.78%, (SOFR + 0.73%), 10/24/24(2)	13,800	13,913,436
1.366%, (3 mo. USD LIBOR + 1.18%), 10/21/22(2)	4,000	4,014,063
Bank of Montreal:
0.40%, (SOFR + 0.35%), 12/8/23(2)	4,200	4,216,976
0.73%, (SOFR + 0.68%), 3/10/23(2)	10,000	10,094,850
Bank of Nova Scotia (The):
0.49%, (SOFR + 0.44%), 4/15/24(2)	5,000	5,018,986
0.60%, (SOFR + 0.55%), 9/15/23(2)	8,500	8,565,401
BBVA Bancomer S.A./Texas, 1.875%, 9/18/25(1)	1,718	1,739,647
Canadian Imperial Bank of Commerce:
0.39%, (SOFR + 0.34%), 6/22/23(2)	5,000	5,007,825
0.85%, (SOFR + 0.80%), 3/17/23(2)	12,310	12,435,075
Capital One Financial Corp., 0.906%, (3 mo. USD LIBOR + 0.72%), 1/30/23(2)	2,084	2,102,721
Citigroup, Inc.:
0.72%, (SOFR + 0.67%), 5/1/25(2)	4,618	4,643,637
0.776% to 10/30/23, 10/30/24(6)	4,080	4,091,531
0.92%, (SOFR + 0.87%), 11/4/22(2)	10,000	10,030,716
1.198%, (3 mo. USD LIBOR + 1.07%), 12/8/21(2)	4,500	4,516,872
1.678% to 5/15/23, 5/15/24(6)	3,723	3,802,584
Credit Agricole S.A., 1.247% to 1/26/26, 1/26/27(1)(6)	1,968	1,938,594
Danske Bank A/S, 1.171% to 12/8/22, 12/8/23(1)(6)	4,200	4,222,321
Goldman Sachs Group, Inc. (The):
0.46%, (SOFR + 0.41%), 1/27/23(2)(5)	8,000	8,006,207

Calvert
Ultra-Short Duration Income Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Goldman Sachs Group, Inc. (The): (continued)
0.63%, (SOFR + 0.58%), 3/8/24(2)	$7,903	$ 7,927,074
JPMorgan Chase & Co., 0.63%, (SOFR + 0.58%), 3/16/24(2)	18,440	18,565,926
Lloyds Banking Group PLC, 1.326% to 6/15/22, 6/15/23(6)	2,380	2,399,365
National Bank of Canada:
0.55% to 11/15/23, 11/15/24(6)	3,752	3,739,841
0.90% to 8/15/22, 8/15/23(6)	2,031	2,042,722
Nationwide Building Society, 0.55%, 1/22/24(1)	3,191	3,179,549
Newmark Group, Inc., 6.125%, 11/15/23	2,500	2,754,845
PNC Bank NA, 0.553%, (3 mo. USD LIBOR + 0.43%), 12/9/22(2)	10,600	10,620,879
Public Storage, 0.52%, (SOFR + 0.47%), 4/23/24(2)	3,114	3,120,804
Radian Group, Inc.:
4.50%, 10/1/24	2,000	2,144,560
6.625%, 3/15/25	1,000	1,129,870
Royal Bank of Canada, 0.50%, (SOFR + 0.45%), 10/26/23(2)	7,000	7,042,717
Santander UK Group Holdings PLC, 1.532% to 8/21/25, 8/21/26(6)	2,283	2,287,964
Standard Chartered PLC:
1.30%, (SOFR + 1.25%), 10/14/23(1)(2)	5,950	6,010,564
1.328%, (3 mo. USD LIBOR + 1.20%), 9/10/22(1)(2)	8,700	8,716,175
Synovus Bank/Columbus, GA, 2.289% to 2/10/22, 2/10/23(6)	4,078	4,110,276
Toronto-Dominion Bank (The), 0.50%, (SOFR + 0.45%), 9/28/23(2)	8,200	8,254,848
Truist Financial Corp., 0.45%, (SOFR + 0.40%), 6/9/25(2)	9,000	9,018,930
UBS AG, 0.37%, (SOFR + 0.32%), 6/1/23(1)(2)(5)	9,000	9,025,388
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(6)	1,976	2,004,444
		$244,596,069
Government - Multinational — 2.1%
European Bank for Reconstruction & Development, 1.875%, 7/15/21	$5,400	$5,403,853
International Bank for Reconstruction & Development, 0.18%, (SOFR + 0.13%), 1/13/23(2)	9,900	9,904,653
Nordic Investment Bank, 2.25%, 9/30/21	4,911	4,936,627
		$20,245,133
Industrial — 2.2%
Caterpillar Financial Services Corp., 0.414%, (3 mo. USD LIBOR + 0.22%), 1/6/22(2)	$7,000	$7,008,587
Jabil, Inc.:
1.70%, 4/15/26	940	947,661
4.70%, 9/15/22	6,042	6,340,982
Otis Worldwide Corp., 0.644%, (3 mo. USD LIBOR + 0.45%), 4/5/23(2)	3,500	3,500,298
Security	Principal Amount (000's omitted)	Value
Industrial (continued)
Teledyne Technologics, Inc., 0.95%, 4/1/24	$3,000	$ 3,005,187
		$ 20,802,715
Technology — 2.8%
Hewlett Packard Enterprise Co., 0.914%, (3 mo. USD LIBOR + 0.72%), 10/5/21(2)	$16,267	$ 16,270,889
Seagate HDD Cayman:
4.25%, 3/1/22	100	102,171
4.875%, 3/1/24	3,000	3,241,665
SK Hynix, Inc., 1.50%, 1/19/26(1)(5)	7,000	6,912,492
		$26,527,217
Utilities — 3.9%
Clearway Energy Operating, LLC, 5.00%, 9/15/26	$2,500	$2,576,825
Consolidated Edison, Inc., 0.65%, 12/1/23	2,850	2,850,589
Florida Power & Light Co., 0.564%, (3 mo. USD LIBOR + 0.38%), 7/28/23(2)	5,000	5,000,383
NextEra Energy Capital Holdings, Inc.:
0.42%, (3 mo. USD LIBOR + 0.27%), 2/22/23(2)	6,500	6,501,272
0.59%, (SOFR + 0.54%), 3/1/23(2)	4,014	4,036,630
0.685%, (3 mo. USD LIBOR + 0.55%), 8/28/21(2)	2,175	2,175,881
Southern California Gas Co., 0.469%, (3 mo. USD LIBOR + 0.35%), 9/14/23(2)	11,599	11,600,527
Xcel Energy, Inc., 0.50%, 10/15/23	2,000	2,000,789
		$36,742,896
Total Corporate Bonds (identified cost $496,495,932)		$499,409,773

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(7)(8)	$1,000	$ 980,020
Total High Social Impact Investments (identified cost $1,000,000)		$ 980,020

Calvert
Ultra-Short Duration Income Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 1.5%(9)

Borrower/Description	Principal Amount (000's omitted)	Value
Cable and Satellite Television — 0.2%
CSC Holdings, LLC, Term Loan, 2.323%, (1 mo. USD LIBOR + 2.25%), 7/17/25	$2,194	$ 2,170,971
		$ 2,170,971
Electronics/Electrical — 0.2%
SS&C European Holdings S.a.r.l., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/16/25	$783	$ 775,130
SS&C Technologies, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/16/25	1,031	1,020,227
		$ 1,795,357
Equipment Leasing — 0.2%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$1,301	$ 1,299,349
		$1,299,349
Health Care — 0.2%
Select Medical Corporation, Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 3/6/25	$2,200	$2,188,314
		$2,188,314
Insurance — 0.2%
Asurion, LLC, Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$2,025	$2,016,614
		$2,016,614
Leisure Goods/Activities/Movies — 0.2%
Bombardier Recreational Products, Inc., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$1,990	$1,969,508
		$1,969,508
Telecommunications — 0.3%
CenturyLink, Inc., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$2,010	$1,985,989
Level 3 Financing, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/1/27	400	394,750
		$2,380,739
Total Senior Floating-Rate Loans (identified cost $13,845,587)		$13,820,852

Sovereign Government Bonds — 2.2%

Security	Principal Amount (000's omitted)	Value
Kreditanstalt fuer Wiederaufbau, 2.00%, 11/30/21	$15,544	$ 15,666,326
Kuntarahoitus Oyj, 1.375%, 9/21/21(1)	4,865	4,878,140
Total Sovereign Government Bonds (identified cost $20,545,761)		$ 20,544,466

U.S. Treasury Obligations — 5.9%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
0.375%, 3/31/22	$6,421	$ 6,435,287
1.125%, 2/28/22	6,398	6,442,200
1.625%, 12/31/21	18,295	18,437,673
1.75%, 5/31/22	4,636	4,706,479
1.75%, 6/15/22	5,016	5,095,551
1.875%, 3/31/22	14,000	14,188,655
Total U.S. Treasury Obligations (identified cost $55,303,932)		$ 55,305,845

Short-Term Investments — 9.7%
Affiliated Fund — 6.7%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(10)	63,069,695	$ 63,069,695
Total Affiliated Fund (identified cost $63,069,695)		$ 63,069,695
Commercial Paper — 2.7%
Security	Principal Amount (000's omitted)	Value
General Motors Financial Co. Inc.:
0.30%, 7/1/21(1)(11)(12)	$5,000	$ 4,999,966
0.32%, 7/12/21(1)(11)(12)	10,000	9,998,963
0.32%, 8/17/21(1)(11)(12)	10,000	9,994,467
Total Commercial Paper (identified cost $24,994,844)		$ 24,993,396

Calvert
Ultra-Short Duration Income Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(13)	3,247,838	$ 3,247,838
Total Securities Lending Collateral (identified cost $3,247,838)		$ 3,247,838
Total Short-Term Investments (identified cost $91,312,377)		$ 91,310,929
Total Investments — 100.9% (identified cost $947,531,149)		$950,253,164

Other Assets, Less Liabilities — (0.9)%	$ (8,448,075)
Net Assets — 100.0%	$941,805,089

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $358,383,726 or 38.1% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2021.
(3)	When-issued, variable rate security whose interest rate will be determined after June 30, 2021.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.
(5)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $4,256,544 and the total market value of the collateral received by the Fund was $4,362,258, comprised of cash of $3,247,838 and U.S. government and/or agencies securities of $1,114,420.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	May be deemed to be an affiliated company.
(8)	Restricted security. Total market value of restricted securities amounts to $980,020, which represents 0.1% of the net assets of the Fund as of June 30, 2021.
(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(10)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.
(11)	Rate shown is the discount rate at date of purchase.
(12)	Security exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors". At June 30, 2021, the aggregate value of these securities is $24,993,396, representing 2.7% of the Fund net assets.
(13)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	(196)	Short	9/30/21	$(43,182,781)	$67,048
U.S. 5-Year Treasury Note	(99)	Short	9/30/21	(12,219,539)	27,673
U.S. Ultra 10-Year Treasury Note	(45)	Short	9/21/21	(6,624,141)	(116,097)
					$(21,376)

Calvert
Ultra-Short Duration Income Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$1,000,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
USD	– United States Dollar
At June 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended June 30, 2021, the Fund used futures contracts to hedge interest rate risk and to manage duration.
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At June 30, 2021, the value of the Fund’s investment in Calvert Impact Capital, Inc. (the Notes) and affiliated issuers and funds was $90,877,658, which represents 9.6% of the Fund’s net assets. Transactions in the Notes and affiliated issuers and funds by the Fund for the fiscal year to date ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.773%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)	$ —	$ 4,003,125	$ —	$ —	$ (1,826)	$ 8,956,796	$ 23,053	$ 8,950,000
Series 2017-CLS, Class B, 0.923%, (1 mo. USD LIBOR + 0.85%), 11/15/34(1)	—	1,666,041	—	—	(2,840)	11,699,346	36,676	11,690,000
Series 2019-BPR, Class A, 1.473%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)	—	—	—	—	35,542	6,171,801	32,235	6,308,000
Corporate Bonds
Morgan Stanley, 0.71%, (SOFR + 0.70%), 1/20/23(1)	—	—	(10,043,145)	31,144	(47,455)	—	3,789	—
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(2)	—	1,000,000	—	—	(19,980)	980,020	8,167	1,000,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	17,839,076	493,696,316	(448,463,373)	(2,324)	—	63,069,695	26,489	63,069,695
Totals				$28,820	$(36,559)	$90,877,658	$130,409

(1)	May be deemed to be an affiliated issuer as of March 1, 2021.
(2)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Ultra-Short Duration Income Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$170,948,325	$ —	$170,948,325
Collateralized Mortgage Obligations	—	58,459,742	—	58,459,742
Commercial Mortgage-Backed Securities	—	39,473,212	—	39,473,212
Corporate Bonds	—	499,409,773	—	499,409,773
High Social Impact Investments	—	980,020	—	980,020
Senior Floating-Rate Loans	—	13,820,852	—	13,820,852
Sovereign Government Bonds	—	20,544,466	—	20,544,466
U.S. Treasury Obligations	—	55,305,845	—	55,305,845
Short-Term Investments:
Affiliated Fund	—	63,069,695	—	63,069,695
Commercial Paper	—	24,993,396	—	24,993,396
Securities Lending Collateral	3,247,838	—	—	3,247,838
Total Investments	$3,247,838	$947,005,326	$ —	$950,253,164
Futures Contracts	$94,721	$ —	$ —	$94,721
Total	$3,342,559	$947,005,326	$ —	$950,347,885
Liability Description
Futures Contracts	$(116,097)	$ —	$ —	$(116,097)
Total	$(116,097)	$ —	$ —	$(116,097)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.